Admiral Shares for Participants | Vanguard European Stock Index Fund
Vanguard European Stock Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Admiral Shares for Participants Vanguard European Stock Index Fund Admiral Shares
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Admiral Shares for Participants Vanguard European Stock Index Fund Admiral Shares
Management Fees	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

Example
The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Admiral Shares for Participants | Vanguard European Stock Index Fund | Admiral Shares | USD ($)	12	39	68	154

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe All Cap Index. The FTSE Developed Europe All Cap Index is a market-capitalization-weighted index that is made up of approximately 1,229 common stocks of large-, mid-, and small-cap companies located in 16 European countries—mostly companies in the United Kingdom, France, Switzerland, and Germany. Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.
Principal Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. The Index’s, and therefore the Fund’s, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund‘s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The table shows an index that is different than the prior period due to a change in the Fund’s target index. The Spliced European Stock Index reflects performance of the MSCI Europe Index through March 26, 2013; the FTSE Developed Europe Index through September 30, 2015; and the FTSE Developed Europe All Cap Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI Europe Index returns also are adjusted for withholding taxes. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard European Stock Index Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.37% (quarter ended June 30, 2009), and the lowest return for a quarter was –23.36% (quarter ended September 30, 2011).
Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Total Returns - Admiral Shares for Participants - Vanguard European Stock Index Fund		1 Year	5 Years	10 Years
Admiral Shares		(1.88%)	4.17%	3.66%
FTSE Developed Europe All Cap Index	[1]	(1.24%)	4.53%	4.14%
FTSE Developed Europe Index	[1]	(2.20%)	4.18%	3.79%
Spliced European Stock Index	[1]	(2.00%)	4.18%	3.51%
MSCI Europe Index	[1]	(2.84%)	3.88%	3.36%
FTSE Developed Europe All Cap Fair Value Index	[1],[2]
[1]	Comparative Indexes (reflect no deduction for fees or expenses)
[2]	Index returns for the period from October 1, 2015, through December 31, 2015, were 2.32%.